Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 9,387	$ 7,996
Accumulated depreciation	(8,800)	(6,996)
Total property, plant and equipment from continuing operations, net	587	1,000
Depreciation charge from continuing operations for the year	513	988	$ 821
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,940	3,925
Accumulated depreciation	(3,685)	(3,290)
Office Equipment and Furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,239	2,900
Accumulated depreciation	(2,948)	(2,573)
Computer Equipment and Licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,208	1,171
Accumulated depreciation	$ (2,167)	$ (1,133)